Cash and cash equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and due from banks	$ 2,161	$ 6,718
Interest-bearing deposits in banks	837,557	700,312
Total	839,718	707,030
Less:
Pledged deposits	9,032	14,519
Cash and Cash Equivalents, At Carrying Value	$ 830,686	$ 692,511	$ 789,490	$ 420,639